Label	Element	Value
Muzinich High Income Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich High Income Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Muzinich High Income Floating Rate Fund (the "Floating Rate Fund" or the "Fund") seeks to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on Page 50 of the Prospectus and "Additional Purchase and Redemption Information" on Page 40 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Floating Rate Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Floating Rate Fund normally invests at least 80% of its net assets in floating rate bonds or loans. The Fund's portfolio is typically well-diversified with short duration (i.e., bonds or loans for which the portfolio's risk from a rising interest rate environment is low because the interest rates of the holdings "float" or reset periodically) below investment grade floating rate bank loans and notes that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations.  The Fund typically purchases securities rated from BB+ to B- by Standard & Poor's, Ba1 through B3 by Moody's, or which are deemed equivalent by the Advisor. Instruments that fall in this rating category are also known as high yield bonds (or loans) or "junk bonds."  The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Floating rate instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds ("ETFs") which invest in any of the previously mentioned types of fixed income securities and such investments in bond ETFs will be included in the Fund's 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield floating rate instruments, it relies principally on its own research and investment analysis. The Advisor selects floating rate bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund's portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company's managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or bank loan issuance.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with interest rates that reset periodically. The Advisor believes that this floating rate approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio managers' expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers' expectations.  Tax consequences are not a primary consideration in the Fund's investment decisions.  Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Floating Rate Fund is actively managed with discretion and may underperform market indices or other funds.

•
Bank Debt Risk – Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

•
Below Investment Grade Securities (Junk Bond) Risk – The Floating Rate Fund's investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. If there is a "flight to safety," the market's perception of "high yield" securities may turn negative, and these types of securities may become perceived as "high risk."

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Floating Rate Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund's maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The "notional value" is generally defined as the value of the derivative's underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the  notional value of its derivative positions.

•
Credit Risk – The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Floating Rate Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The Floating Rate Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Floating Rate Loan Risk – The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund's redemption obligations until potentially a substantial period after the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Floating Rate Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower's obligations or be difficult to liquidate. In addition, the Floating Rate Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Bonds and loans may decline in value.

•
Interest Rate Risk – The risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•
Investment Company and Exchange-Traded Fund Risk – Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Floating Rate Fund's performance.

•
Liquidity Risk – High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Floating Rate Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance. Additionally, loan transactions may require extended settlement periods before cash is received.

•	New Fund Risk – The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund had not commenced operations prior to the date of this prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund's website at www.MuzinichUSFunds.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations prior to the date of this prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855-689-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Muzinich High Income Floating Rate Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 820
Muzinich High Income Floating Rate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 335
Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets		[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 304

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has agreed to voluntarily waive the shareholder servicing fee for Institutional Class shares through at least April 30, 2019.
[3]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.90%, 0.65% and 0.55%, respectively, of the Floating Rate Fund's average daily net assets through April 30, 2019 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after April 30, 2019, by the Board of Trustees upon 60 days' prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.